21. Discontinued operations (Details 1) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Discontinued Operations Details 2Abstract
Cash flows from operating activities, discontinued operations	$ (10,342)	$ 1,864,609